Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Advances to suppliers	$ 20,794	$ 11,615
Other prepaid expenses	15,211	9,109
Prepaid insurance	9,758	9,604
Sales commission to travel agencies (Note 1c)	8,999	9,108
Flight credits	7,671	5,812
Total	$ 62,433	$ 45,248